STOCKHOLDERS' EQUITY (Detail Textuals) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 04, 2019	Dec. 26, 2018	Dec. 31, 2018	Dec. 31, 2016	Jan. 26, 2018	Dec. 31, 2017
Stockholders Equity [Line Items]
Common stock, shares authorized			50,000,000			50,000,000
Common stock par value, per share			$ 0.001			$ 0.001
Common stock, shares issued			11,621,459			10,380,000
Proceeds from ordinary shares sold				$ 27,692
Cost related to sold of ordinary shares			$ 2,103,816
Subsequent event | Underwriter Warrants
Stockholders Equity [Line Items]
Warrants issued	126,082
IPO
Stockholders Equity [Line Items]
Public offering price		$ 5
Proceeds from ordinary shares sold		$ 6,207,295
Cost related to sold of ordinary shares		$ 2,103,816
IPO | Network 1 Financial Securities, Inc. ("NETW")
Stockholders Equity [Line Items]
Ordinary shares sold (in shares)		1,241,459
Proceeds from ordinary shares sold		$ 6,207,295
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc. ("NETW")
Stockholders Equity [Line Items]
Percentage of public offering price as warrants exercise price		125.00%
Public offering price		$ 5
Percentage of total number of ordinary shares sold as warrants granted		10.00%
Warrants expiration period		5 years
Period for registration rights		5 years
IPO | Subsequent event | Network 1 Financial Securities, Inc. ("NETW")
Stockholders Equity [Line Items]
Ordinary shares sold (in shares)	19,361
Tianjin Mingdajiahe Real Estate Co., Ltd. | Mr. Siping Xu
Stockholders Equity [Line Items]
Common stock, shares issued			10,380,000
Common stock, shares, outstanding			10,380,000
Number of common stock owned			10,200,000
Percentage of outstanding ordinary shares			98.27%
MDJCC Limited ("MDJH Hong Kong") | Shareholder
Stockholders Equity [Line Items]
Common stock, shares issued					10,380,000
Common stock, shares, outstanding					10,380,000